Income tax expenses (Tables)	12 Months Ended
Mar. 31, 2019
Income tax expenses
Schedule of composition of income tax expenses

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB)
Current income tax expense	13,495	17,223	18,750
Deferred taxation	281	976	(2,197)
	13,776	18,199	16,553

Schedule of composition of deferred tax assets and liabilities

	As of March 31,
	2018	2019
	(in millions of RMB)
Deferred tax assets
Licensed copyrights	1,191	2,475
Tax losses carried forward and others (i)	9,467	21,896
	10,658	24,371
Valuation allowance	(8,476)	(21,838)
Total deferred tax assets	2,182	2,533

Deferred tax liabilities
Identifiable intangible assets	(9,181)	(12,659)
Withholding tax on undistributed earnings (ii)	(8,375)	(7,901)
Investment securities and others	(1,756)	(1,957)
Total deferred tax liabilities	(19,312)	(22,517)
Net deferred tax liabilities	(17,130)	(19,984)

(i)	Others is primarily comprised of property and equipment, deferred revenue and customer advances, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)

The related deferred tax liabilities as of March 31, 2018 and 2019 were provided on the assumption that 100% of the distributable reserves of the major PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB28.6 billion and RMB49.7 billion, respectively.

Schedule of reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company

	Year ended March 31,
	2017	2018	2019
	(in millions of RMB, except per
	share data)
Income before income tax and share of result of equity investees	60,029	100,403	96,221
Income tax computed at statutory EIT rate (25%)	15,007	25,101	24,055
Effect of different tax rates available to different jurisdictions	(772)	392	(1,568)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(10,507)	(14,782)	(17,687)
Non-deductible expenses and non-taxable income, net (i)	6,090	1,780	8,168
Tax savings from additional deductions on certain research and development expenses available for subsidiaries incorporated in the PRC (ii)	(1,694)	(2,330)	(5,774)
Withholding tax on the earnings distributed and anticipated to be remitted	3,009	4,393	3,954
Change in valuation allowance, deduction of certain share-based compensation expense and others (iii)	2,643	3,645	5,405
Income tax expenses	13,776	18,199	16,553
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	4.21	5.79	6.86

(i)

Expenses not deductible for tax purposes and non-taxable income primarily represent investment income (loss), share-based compensation expense, interest expense and exchange differences. Investment income (loss) during the year ended March 31, 2017 includes gains from the revaluation of previously held equity interest relating to the acquisition of Youku (Note 4(h)). Investment income (loss) during the year ended March 31, 2018 includes gains from the revaluation of previously held equity interests relating to the acquisitions of Cainiao Network (Note 4(f)) and Intime (Note 4(g)). Investment income (loss) during the year ended March 31, 2019 includes gains from the revaluation of previously held equity interest relating to the acquisitions of Koubei (Note 4(c)) and Alibaba Pictures (Note 4(b)).

(ii)	This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.
(iii)

This amount primarily represents valuation allowance against the deferred tax assets associated with operating losses, amortization of licensed copyrights and other timing differences which may not be realized as a tax benefit.